Severance Indemnities And Pension Plans (Components Of Net Periodic Costs Of Pension Benefits) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 39,709	¥ 39,713	¥ 41,823
Interest costs on projected benefit obligation	31,509	33,184	29,071
Expected return on plan assets	(55,336)	(56,105)	(49,826)
Amortization of net actuarial loss	29,424	15,600	51,980
Amortization of prior service cost (benefit)	(11,534)	(10,576)	(9,801)
Amortization of net obligation (asset) at transition			(1)
Loss on settlements and curtailment	4,378	3,706	3,037
Net periodic benefit cost	38,150	25,522	66,283
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	6,328	6,092	6,414
Interest costs on projected benefit obligation	10,649	10,900	10,587
Expected return on plan assets	(14,216)	(16,220)	(15,309)
Amortization of net actuarial loss	6,221	1,386	2,682
Amortization of prior service cost (benefit)	35	51	39
Loss on settlements and curtailment	40
Net periodic benefit cost	9,057	2,209	4,413
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	968	909	872
Interest costs on projected benefit obligation	1,192	1,335	1,226
Expected return on plan assets	(1,106)	(1,086)	(936)
Amortization of net actuarial loss	514	516	678
Amortization of prior service cost (benefit)	(57)	(61)	(67)
Amortization of net obligation (asset) at transition	105	115	123
Net periodic benefit cost	¥ 1,616	¥ 1,728	¥ 1,896